Organization and Nature of Operations (Details Narrative) - Asset Purchase Agreement [Member] - Polymeric US Inc. [Member]	May 18, 2026 USD ($) $ / shares shares
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Purchase consideration	$ 2,650,000
Cash acquired	$ 1,900,000
Issuance of shares | shares	500,000
Shares price | $ / shares	$ 0.01
Sale cash consideration	$ 1,750,000
Purchase price holdback amount	$ 150,000